REVENUES - Deferred revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred revenue
Deferred revenue as of the beginning of the year	¥ 224,141	¥ 203,531	¥ 143,254
Cash received in advance, net of VAT	566,125	579,623	544,140
Revenue recognized from opening balance of deferred revenue	(210,164)	(198,722)	(142,697)
Revenue recognized from deferred revenue arising during current year	(363,914)	(360,291)	(341,166)
Deferred revenue as of the end of the year	¥ 216,188	¥ 224,141	¥ 203,531